Defined Benefit Plans - Summary of Funded Status of Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Directors' Retirement Plan [Member]
Change in projected benefit obligations:
Benefit obligation - beginning	$ 3,222	$ 3,295
Service cost	175	178	$ 160
Interest cost	119	119	138
Actuarial (gain) loss	(1,091)	525
Benefits paid	(89)	(89)
Settlements		(806)
Benefit obligation - ending	2,336	3,222	3,295
Change in plan assets:
Employer contribution	89	895
Benefits paid	(89)	(89)
Settlements		(806)
Funded status and accrued pension cost included in other liabilities	$ (2,336)	$ (3,222)
Assumptions:
Discount rate	4.15%	3.75%
Rate of increase in compensation	2.00%	4.50%
Former President's Post-retirement Healthcare Plan [Member]
Change in projected benefit obligations:
Benefit obligation - beginning	$ 72	$ 57
Interest cost	3	2	2
Actuarial (gain) loss	(3)	18
Benefits paid	(6)	(5)
Benefit obligation - ending	66	72	$ 57
Change in plan assets:
Employer contribution	6	5
Benefits paid	(6)	(5)
Funded status and accrued pension cost included in other liabilities	$ (66)	$ (72)
Assumptions:
Discount rate	4.15%	3.75%